Notes Payable (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020
Schedule of Carrying Value of Senior Notes

The carrying value of the Senior Notes as of June 30, 2020 is comprised of the following (in thousands):

June 30, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	9,183
Principal repayment	(7,500)
Net carrying value of Senior Note	$1,683

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Carrying Value of Senior Notes

The carrying value of the Senior Notes as of March 31, 2020 is comprised of the following:

March 31, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	1,005
Net carrying value of Senior Note	$1,005